Shareholders’ Equity (Deficit) - Schedule of Stock Authorized and Issued (Details)			10 Months Ended	12 Months Ended
	Oct. 06, 2022 shares	Apr. 05, 2022 shares	Dec. 31, 2021 SFr / shares shares	Dec. 31, 2022 SFr / shares shares	Dec. 31, 2022 $ / shares	Apr. 01, 2022 SFr / shares	Apr. 28, 2021 $ / shares
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Common Shares
Issuance of Class A Ordinary shares upon business combination (in shares)				600,000,000
Issuance of Class A ordinary shares upon business combination (in shares)				18,424,355
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Common Shares Held In Treasury
Share-based payment under the equity incentive plan ESPP (in shares)				1,177,354
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Total Number of Shares
Authorized, beginning balance (in shares)				36,000,000
Shares issued, beginning balance (in shares)				33,099,402
Share-based payment under the equity incentive plan ESPP (in shares)				1,177,354
Issuance of Class A Ordinary shares upon business combination (in shares)				600,000,000
Issuance of Class A ordinary shares upon business combination (in shares)				18,424,355
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Authorized, ending balance (in shares)			36,000,000	600,000,000
Shares issued, ending balance (in shares)			33,099,402	52,701,111
Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(36,000,000)
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(36,000,000)
Series A Preferred Shares
Series A Preferred Shares
Authorized, beginning balance (in shares)				22,880,908
Issued, beginning balance (in shares)				22,880,908
Authorized, ending balance (in shares)			22,880,908
Issued, ending balance (in shares)			22,880,908
Total Number of Shares
Series A Preferred Shares, par value (CHF per share) | SFr / shares			SFr 0.10			SFr 0.10
Class A Ordinary Shares
Common Shares
Issuance of Class A ordinary shares upon business combination (in shares)		18,501,284
Authorized, ending balance (in shares)				500,000,000
Issued, ending balance (in shares)				38,977,600
Total Number of Shares
Issuance of Class A ordinary shares upon business combination (in shares)		18,501,284
Common stock, par value (CHF/USD per share) | $ / shares					$ 0.0001		$ 0.0001
Class C Ordinary Shares
Common Shares
Authorized, ending balance (in shares)				100,000,000
Issued, ending balance (in shares)				13,723,511
Total Number of Shares
Common stock, par value (CHF/USD per share) | $ / shares					0.0001
Series A Preferred Shares
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)			19,207,697
Series A Preferred Shares | Series A Preferred Shares
Series A Preferred Shares
Authorized, beginning balance (in shares)				22,880,908
Issued, beginning balance (in shares)				22,880,908
Authorized, ending balance (in shares)			22,880,908	0
Issued, ending balance (in shares)			22,880,908	0
Total Number of Shares
Series A Preferred Shares, par value (CHF per share) | SFr / shares				SFr 0.10
Series A Preferred Shares | Series A Preferred Shares | Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(22,880,908)
Common Shares
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	(61,000)		19,207,697
Common Shares
Authorized, beginning balance (in shares)				13,119,092
Issued, beginning balance (in shares)				12,161,331
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	(61,000)		19,207,697
Authorized, ending balance (in shares)			13,119,092	0
Issued, ending balance (in shares)			12,161,331	0
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	(61,000)		19,207,697
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	(61,000)		19,207,697
Series A Preferred Shares, par value (CHF per share) | SFr / shares				SFr 0.10
Common Shares | Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(13,119,092)
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(12,161,331)
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(13,119,092)
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(12,161,331)
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(12,161,331)
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(12,161,331)
Common Shares | Class A Ordinary Shares
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961
Common Shares
Issuance of Class A Ordinary shares upon business combination (in shares)				500,000,000
Issuance of Class A ordinary shares upon business combination (in shares)				18,424,355
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961
Authorized, ending balance (in shares)				500,000,000
Issued, ending balance (in shares)				38,977,600
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961
Total Number of Shares
Issuance of Class A Ordinary shares upon business combination (in shares)				500,000,000
Issuance of Class A ordinary shares upon business combination (in shares)				18,424,355
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961
Common stock, par value (CHF/USD per share) | $ / shares					0.0001
Common Shares | Class A Ordinary Shares | Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				18,501,284
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				18,501,284
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				18,501,284
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				18,501,284
Common Shares | Class A Ordinary Shares | Conversion Of Class C into Class A
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				2,051,961
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				2,051,961
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				2,051,961
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				2,051,961
Common Shares | Class C Ordinary Shares
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961	15,775,472
Common Shares
Issuance of Class A Ordinary shares upon business combination (in shares)				100,000,000
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961	15,775,472
Authorized, ending balance (in shares)				100,000,000
Issued, ending balance (in shares)				13,723,511
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961	15,775,472
Total Number of Shares
Issuance of Class A Ordinary shares upon business combination (in shares)				100,000,000
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)	2,051,961	15,775,472
Common stock, par value (CHF/USD per share) | $ / shares					$ 0.0001
Common Shares | Class C Ordinary Shares | Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				15,775,472
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				15,775,472
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				15,775,472
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				15,775,472
Common Shares | Class C Ordinary Shares | Conversion Of Class C into Class A
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(2,051,961)
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(2,051,961)
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(2,051,961)
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				(2,051,961)
Common Shares Held In Treasury
Common Shares Held In Treasury
Held in Treasury, beginning balance (in shares)				(1,942,837)
Share-based payment under the equity incentive plan ESPP (in shares)				1,177,354
Held in Treasury, ending balance (in shares)			(1,942,837)	0
Total Number of Shares
Share-based payment under the equity incentive plan ESPP (in shares)				1,177,354
Common stock, par value (CHF/USD per share) | SFr / shares				SFr 0.10
Common Shares Held In Treasury | Conversion Of Shares Following Business Combination
Series A Preferred Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				765,483
Common Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				765,483
Common Shares Held In Treasury
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				765,483
Total Number of Shares
Conversion of MoonLake AG shares into class A ordinary shares and class C ordinary shares following the business combination (in shares)				765,483